CONVERTIBLE NOTES (Narrative) (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020	Jan. 31, 2021
2025 Convertible notes [Member]
Principal amount		$ 575,000
Coupon rate		0.00%
Maturity date		Aug. 15, 2025
Conversion rate | $ / shares		$ 2.4813
Effective interest rate		0.56%		5.21%
Debt issuance costs		$ 15,712
2025 Convertible notes [Member] | Ordinary shares [Member]
Principal amount		$ 1,000
Conversion rate | $ / shares		$ 403.01
2023 Convertible note [Member]
Principal amount		$ 442,750
Coupon rate		0.00%
Maturity date		Jan. 01, 2023
Conversion rate | $ / shares		$ 7.0113
Effective interest rate		0.58%		6.20%
Debt issuance costs		$ 12,601
2023 Convertible note [Member] | Ordinary shares [Member]
Principal amount		$ 1,000
Number of ordinary shares issue for partially conversion of convertible notes	560,770		715
Conversion rate | $ / shares		$ 142.63
2025 Capped Call [Member]
Aggregate amount		$ 46,000
2023 Capped Call [Member]
Aggregate amount		$ 45,338